Document and Entity Information Document	Sep. 24, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	DYNATRACE, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39010
Entity Address, Address Line One	280 Congress Street, 11th Floor
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	781
Local Phone Number	530-1000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	DT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001773383
Amendment Flag	false
Entity Tax Identification Number	47-2386428
Entity Address, City or Town	Boston,
Document Period End Date	Sep. 24, 2026